Summary of Status of Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Directors Stock Option Plan
Number of Options
Beginning Balance	102,000	93,000	88,500
Granted	13,500	13,500	13,500
Exercised	(3,000)	(4,500)	(9,000)
Expired	(1,500)
Ending Balance	111,000	102,000	93,000
Weighted average exercise price of Options exercisable at December 31, 2012	$ 20.97
Weighted average fair value of Options granted	$ 8.88	$ 9.16	$ 11.17
Options exercisable at December 31, 2012	111,000
Weighted Average Exercise Price
Beginning Balance	$ 21.00	$ 20.65	$ 18.96
Granted	$ 18.76	$ 20.02	$ 25.72
Exercised	$ 15.00	$ 10.83	$ 11.64
Expired	$ 15.00
Ending Balance	$ 20.97	$ 21.00	$ 20.65
Employee Stock Option
Number of Options
Beginning Balance	135,500	136,500	151,650
Exercised	(14,500)	(1,000)	(7,350)
Expired	(13,000)		(7,800)
Ending Balance	108,000	135,500	136,500
Weighted average exercise price of Options exercisable at December 31, 2012	$ 20.90
Options exercisable at December 31, 2012	108,000
Weighted Average Exercise Price
Beginning Balance	$ 19.96	$ 19.92	$ 19.63
Exercised	$ 14.65	$ 14.65	$ 11.49
Expired	$ 18.09		$ 22.26
Ending Balance	$ 20.90	$ 19.96	$ 19.92